Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
	As of December 31,
	2021	2020
Office equipment	$1,180	$98
Less: Accumulated depreciation and amortization	(135)	(15)
Construction in progress	20,017	—
Less: Foreign currency translation effects	—	(3)
Property and equipment, net	$21,062	$80